Shareholder Report, Line Graph (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended		17 Months Ended			18 Months Ended	22 Months Ended	25 Months Ended		32 Months Ended		51 Months Ended	60 Months Ended	70 Months Ended	76 Months Ended	77 Months Ended	79 Months Ended	95 Months Ended	104 Months Ended	106 Months Ended	107 Months Ended	114 Months Ended	118 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Class I Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
Account Value	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,488,863	$ 1,508,779	$ 1,551,546	$ 1,317,993	$ 1,223,305	$ 1,240,495	$ 1,121,264	$ 1,106,459	$ 1,164,693	$ 1,184,552	$ 1,000,000
Average Annual Return, Percent						(1.32%)											3.72%											4.06%
Class A Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (with sales charge)
Account Value	13,673	13,673	13,673	13,673	13,673	$ 13,673	13,673	13,673	13,673	13,673	13,673	13,673	13,673	13,673	13,673	13,673	$ 13,673	13,673	13,673	13,673	13,673	13,673	13,673	13,673	13,673	13,673	13,673	$ 13,673	13,904	14,331	12,208	11,365	11,555	10,469	10,357	10,924	11,140	9,427
Average Annual Return, Percent						(7.36%)											2.21%											3.18%
Class A Shares [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (without sales charge)
Average Annual Return, Percent						(1.67%)											3.42%											3.79%
Class C Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (with contingent deferred sales charge)1
Account Value	13,482	13,482	13,482	13,482	13,482	$ 13,482	13,482	13,482	13,482	13,482	13,482	13,482	13,482	13,482	13,482	13,482	$ 13,482	13,482	13,482	13,482	13,482	13,482	13,482	13,482	13,482	13,482	13,482	$ 13,482	13,797	14,327	12,300	11,526	11,809	10,785	10,746	11,419	11,728	10,000
Average Annual Return, Percent						(3.26%)											2.68%											3.03%
Class C Shares [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (without contingent deferred sales charge)1
Average Annual Return, Percent						(2.29%)											2.68%											3.03%
CLASS I SHARES [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
Account Value	1,931,196	1,931,196	1,931,196	1,931,196	1,931,196	$ 1,931,196	1,931,196	1,931,196	1,931,196	1,931,196	1,931,196	1,931,196	1,931,196	1,931,196	1,931,196	1,931,196	$ 1,931,196	1,931,196	1,931,196	$ 1,931,196	1,931,196	1,931,196	1,931,196	1,931,196	1,931,196	1,931,196	1,931,196	$ 1,931,196	1,806,850	1,798,498	1,630,403	1,361,865	1,194,884	1,065,000
Average Annual Return, Percent						6.88%											10.08%			10.85%
CLASS A SHARES [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (with sales charge)1
Account Value	17,910	17,910	17,910	17,910	17,910	$ 17,910	17,910	17,910	17,910	17,910	17,910	17,910	17,910	17,910	17,910	17,910	$ 17,910	17,910	17,910	$ 17,910	17,910	17,910	17,910	17,910	17,910	17,910	17,910	17,910	16,800	16,760	15,237	12,759	11,223	10,028
Average Annual Return, Percent						0.50%											8.51%			9.55%
CLASS A SHARES [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (without sales charge)1
Average Annual Return, Percent						6.61%											9.80%			10.57%
CLASS C SHARES [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (with contingent deferred sales charge)1
Account Value	18,131	18,131	18,131	18,131	18,131	$ 18,131	18,131	18,131	18,131	18,131	18,131	18,131	18,131	18,131	18,131	18,131	$ 18,131	18,131	18,131	$ 18,131	18,131	18,131	18,131	18,131	18,131	18,131	18,131	18,131	17,115	17,209	15,761	13,298	11,784	10,608
Average Annual Return, Percent						4.93%											9.00%			9.76%
CLASS C SHARES [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (without contingent deferred sales charge)1
Average Annual Return, Percent						5.93%											9.00%			9.76%
Adara Smaller Companies Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Adara Smaller Companies
Account Value	27,919	27,919	27,919	27,919	27,919	$ 27,919	27,919	27,919	27,919	27,919	27,919	27,919	27,919	27,919	27,919	27,919	$ 27,919	27,919	27,919	$ 27,919	27,919	27,919	27,919	27,919	27,919	27,919	$ 27,919	27,919	23,920	22,481	27,063	17,085	15,466	17,409	12,940	11,200	10,590
Average Annual Return, Percent						16.72%											12.54%										10.97%
Aquarius International Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Aquarius International Fund
Account Value	13,047	13,047	13,047	13,047	13,047	$ 13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	$ 13,047	13,047	$ 13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	$ 13,047	13,047	10,915	9,755	12,418	10,216	9,406	9,610
Average Annual Return, Percent						19.53%											6.76%		4.26%
INSTITUTIONAL [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Account Value	254,007	254,007	254,007	254,007	254,007	$ 254,007	254,007	254,007	254,007	254,007	254,007	254,007	254,007	254,007	254,007	254,007	$ 254,007	254,007	$ 254,007	254,007	254,007	254,007	254,007	254,007	254,007	254,007	254,007	$ 254,007	213,371	190,510	197,946	141,481	140,305	147,153	129,422	112,661	100,879	100,000
Average Annual Return, Percent						19.04%											12.60%											9.77%
INVESTOR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
Account Value	24,773	24,773	24,773	24,773	24,773	$ 24,773	24,773	24,773	24,773	24,773	24,773	24,773	24,773	24,773	24,773	24,773	$ 24,773	24,773	24,773	24,773	24,773	24,773	24,773	24,773	24,773	24,773	24,773	$ 24,773	20,857	18,676	19,455	13,939	13,856	14,570	12,844	11,212	10,066	10,000
Average Annual Return, Percent						18.77%											12.32%											9.50%
INSTITUTIONAL [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Account Value	209,546	209,546	209,546	209,546	209,546	$ 209,546	209,546	209,546	209,546	209,546	209,546	209,546	209,546	209,546	209,546	209,546	$ 209,546	209,546	209,546	209,546	209,546	209,546	209,546	209,546	209,546	209,546	209,546	$ 209,546	175,960	164,181	180,179	116,695	126,678	140,631	120,975	109,069	98,554	100,000
Average Annual Return, Percent						19.09%											10.59%											7.68%
INVESTOR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
Account Value	20,437	20,437	20,437	20,437	20,437	$ 20,437	20,437	20,437	20,437	20,437	20,437	20,437	20,437	20,437	20,437	20,437	$ 20,437	20,437	20,437	20,437	20,437	20,437	20,437	20,437	20,437	20,437	20,437	$ 20,437	17,203	16,092	17,706	11,497	12,506	13,926	12,011	10,852	9,832	10,000
Average Annual Return, Percent						18.80%											10.32%											7.41%
Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Account Value	139,825	139,825	139,825	139,825	139,825	$ 139,825	139,825	139,825	139,825	139,825	139,825	139,825	139,825	$ 139,825	139,825	139,825	$ 139,825	139,825	139,825	139,825	139,825	139,825	139,825	139,825	139,825	139,825	139,825	$ 139,825	118,379	94,000
Average Annual Return, Percent						18.12%								13.37%
INSTITUTIONAL [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Account Value	183,339	183,339	183,339	183,339	183,339	$ 183,339	183,339	183,339	183,339	183,339	183,339	183,339	183,339	$ 183,339	183,339	183,339	$ 183,339	183,339	183,339	183,339	183,339	183,339	183,339	183,339	183,339	183,339	183,339	$ 183,339	151,534	136,158	130,184	80,032	87,872	108,284	93,218	89,204	85,992	100,000
Average Annual Return, Percent						20.99%											15.85%											6.25%
Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Account Value	123,122	123,122	123,122	123,122	123,122	$ 123,122	123,122	123,122	123,122	123,122	123,122	123,122	123,122	$ 123,122	123,122	123,122	$ 123,122	123,122	123,122	123,122	123,122	123,122	123,122	123,122	123,122	123,122	123,122	$ 123,122	101,469	86,200
Average Annual Return, Percent						21.34%								8.10%
Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Account Value	210,475	210,475	210,475	210,475	210,475	$ 210,475	210,475	210,475	210,475	210,475	210,475	210,475	210,475	$ 210,475	210,475	210,475	$ 210,475	210,475	210,475	210,475	210,475	210,475	210,475	210,475	210,475	210,475	210,475	$ 210,475	172,274	149,435	162,911	116,646	120,755	131,135	119,290	105,022	98,246	100,000
Average Annual Return, Percent						22.17%											11.75%											7.73%
INSTITUTIONAL [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Account Value	190,677	190,677	190,677	190,677	190,677	$ 190,677	190,677	190,677	190,677	190,677	190,677	190,677	190,677	190,677	190,677	190,677	$ 190,677	190,677	190,677	190,677	190,677	190,677	190,677	190,677	190,677	190,677	190,677	$ 190,677	154,375	134,600	124,223	96,236	102,142	108,725	110,248	105,672	91,600	100,000
Average Annual Return, Percent						23.51%											13.30%											6.67%
INVESTOR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
Account Value	18,605	18,605	18,605	18,605	18,605	$ 18,605	18,605	18,605	18,605	18,605	18,605	18,605	18,605	18,605	18,605	18,605	$ 18,605	18,605	18,605	18,605	18,605	18,605	18,605	18,605	18,605	18,605	18,605	$ 18,605	15,094	13,190	12,205	9,482	10,086	10,761	10,942	10,512	9,135	10,000
Average Annual Return, Percent						23.26%											13.01%											6.40%
Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Account Value	172,021	172,021	172,021	172,021	172,021	$ 172,021	172,021	172,021	172,021	172,021	172,021	172,021	172,021	172,021	172,021	172,021	$ 172,021	172,021	172,021	172,021	172,021	172,021	172,021	172,021	172,021	172,021	172,021	$ 172,021	144,805	135,136	126,096	99,782	111,026	115,706	113,134	105,902	101,727	100,000
Average Annual Return, Percent						18.79%											9.14%											5.57%
Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
Account Value	16,769	16,769	16,769	16,769	16,769	$ 16,769	16,769	16,769	16,769	16,769	16,769	16,769	16,769	16,769	16,769	16,769	$ 16,769	16,769	16,769	16,769	16,769	16,769	16,769	16,769	16,769	16,769	16,769	$ 16,769	14,160	13,244	12,396	9,833	10,965	11,454	11,229	10,534	10,141	10,000
Average Annual Return, Percent						18.43%											8.87%											5.31%
Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Account Value	178,674	178,674	178,674	178,674	178,674	$ 178,674	178,674	178,674	178,674	178,674	178,674	178,674	178,674	178,674	178,674	178,674	$ 178,674	178,674	178,674	178,674	178,674	178,674	178,674	178,674	178,674	178,674	178,674	$ 178,674	152,225	137,913	123,061	98,141	107,024	112,655	110,895	106,365	102,527	100,000
Average Annual Return, Percent						17.38%											10.79%											5.98%
Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
Account Value	17,408	17,408	17,408	17,408	17,408	$ 17,408	17,408	17,408	17,408	17,408	17,408	17,408	17,408	17,408	17,408	17,408	$ 17,408	17,408	17,408	17,408	17,408	17,408	17,408	17,408	17,408	17,408	17,408	$ 17,408	14,877	13,505	12,077	9,664	10,567	11,139	10,993	10,578	10,214	10,000
Average Annual Return, Percent						17.02%											10.50%											5.70%
Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Account Value	131,304	131,304	131,304	131,304	131,304	$ 131,304	131,304	131,304	131,304	131,304	131,304	131,304	131,304	131,304	131,304	131,304	$ 131,304	131,304	131,304	131,304	131,304	131,304	131,304	131,304	131,304	$ 131,304	131,304	$ 131,304	129,948	123,784	138,338	125,328	114,189	113,988	124,052	104,217	98,407
Average Annual Return, Percent						1.04%											2.83%									2.91%
Institutional [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Account Value	104,100	$ 104,100	104,100	104,100	104,100	$ 104,100	104,100	104,100	104,100	104,100	104,100	104,100	104,100	104,100	104,100	104,100	$ 104,100	104,100	104,100	104,100	104,100	104,100	104,100	104,100	104,100	$ 104,100	104,100	104,100
Average Annual Return, Percent		4.10%
Class A Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (with sales charge)3
Account Value	16,035	$ 16,035	16,035	16,035	16,035	$ 16,035	16,035	16,035	16,035	16,035	16,035	16,035	16,035	16,035	16,035	16,035	$ 16,035	16,035	16,035	16,035	16,035	16,035	16,035	16,035	16,035	16,035	16,035	$ 16,035	15,547	15,404	11,854	10,219	11,494	9,541	9,471	10,473	10,958	9,647
Average Annual Return, Percent						(0.47%)											6.12%											4.84%
Class A Shares [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (without sales charge)3
Average Annual Return, Percent						3.15%											6.89%											5.21%
Class C Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (with sales charge)3
Account Value	15,422	15,422	15,422	15,422	15,422	$ 15,422	15,422	15,422	15,422	15,422	15,422	15,422	15,422	15,422	15,422	15,422	$ 15,422	15,422	15,422	15,422	15,422	15,422	15,422	15,422	15,422	15,422	15,422	$ 15,422	15,063	15,046	11,668	10,112	11,466	9,600	9,600	10,691	11,270	10,000
Average Annual Return, Percent						1.38%											6.11%											4.43%
Class C Shares [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (without sales charge)3
Average Annual Return, Percent						2.38%											6.11%											4.43%
Class I Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I3
Account Value	17,041	17,041	17,041	17,041	17,041	$ 17,041	17,041	17,041	17,041	17,041	17,041	17,041	17,041	17,041	17,041	17,041	$ 17,041	17,041	17,041	17,041	17,041	17,041	17,041	17,041	17,041	17,041	17,041	$ 17,041	16,485	16,297	12,519	10,765	12,063	9,988	9,895	10,912	11,392	10,000
Average Annual Return, Percent						3.42%											7.15%											5.47%
Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Free Market U.S. Equity Fund
Account Value	23,385	23,385	23,385	23,385	23,385	$ 23,385	23,385	23,385	23,385	23,385	23,385	23,385	23,385	23,385	23,385	23,385	$ 23,385	23,385	23,385	23,385	23,385	23,385	23,385	23,385	23,385	23,385	23,385	$ 23,385	19,439	17,683	18,967	12,705	12,664	14,406	11,994	10,524	9,645	10,000
Average Annual Return, Percent						20.30%											13.05%											8.87%
Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Free Market International Equity Fund
Account Value	15,531	15,531	15,531	15,531	15,531	$ 15,531	15,531	15,531	15,531	15,531	15,531	15,531	15,531	15,531	15,531	15,531	$ 15,531	15,531	15,531	15,531	15,531	15,531	15,531	15,531	15,531	15,531	15,531	$ 15,531	13,178	11,378	13,485	10,031	10,001	11,322	11,212	9,153	8,875	10,000
Average Annual Return, Percent						17.86%											9.20%											4.50%
Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Free Market Fixed Income Fund
Account Value	11,258	11,258	11,258	11,258	11,258	$ 11,258	11,258	11,258	11,258	11,258	11,258	11,258	11,258	11,258	11,258	11,258	$ 11,258	11,258	11,258	11,258	11,258	11,258	11,258	11,258	11,258	11,258	11,258	$ 11,258	10,590	10,422	11,148	11,114	10,792	10,266	10,303	10,263	10,037	10,000
Average Annual Return, Percent						6.30%											0.85%											1.19%
Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Matson Money U.S. Equity VI Portfolio
Account Value	22,965	22,965	22,965	22,965	22,965	$ 22,965	22,965	22,965	22,965	22,965	22,965	22,965	22,965	22,965	22,965	22,965	$ 22,965	22,965	22,965	22,965	22,965	22,965	22,965	22,965	22,965	22,965	22,965	$ 22,965	19,153	17,390	18,626	12,475	12,478	14,162	11,845	10,443	9,608	10,000
Average Annual Return, Percent						19.90%											12.98%											8.67%
Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Matson Money International Equity VI Portfolio
Account Value	15,075	15,075	15,075	15,075	15,075	$ 15,075	15,075	15,075	15,075	15,075	15,075	15,075	15,075	15,075	15,075	15,075	$ 15,075	15,075	15,075	15,075	15,075	15,075	15,075	15,075	15,075	15,075	15,075	$ 15,075	12,860	11,144	13,213	9,864	9,847	11,142	11,017	9,038	8,820	10,000
Average Annual Return, Percent						17.23%											8.89%											4.19%
Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Matson Money Fixed Income VI Portfolio
Account Value	10,949	10,949	10,949	10,949	10,949	$ 10,949	10,949	10,949	10,949	10,949	10,949	10,949	10,949	10,949	10,949	10,949	$ 10,949	10,949	10,949	10,949	10,949	10,949	10,949	10,949	10,949	10,949	10,949	$ 10,949	10,318	10,179	10,954	10,930	10,633	10,128	10,179	10,160	9,995	10,000
Average Annual Return, Percent						6.12%											0.59%											0.91%
Motley Fool Global Opportunities ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool Global Opportunities ETF (at Net Asset Value)
Account Value	25,782	25,782	25,782	25,782	25,782	$ 25,782	25,782	25,782	25,782	25,782	25,782	25,782	25,782	25,782	25,782	25,782	$ 25,782	25,782	25,782	25,782	25,782	25,782	25,782	25,782	25,782	25,782	25,782	$ 25,782	21,307	19,155	26,461	20,221	16,095	15,337	12,524	10,456	9,999	10,406
Average Annual Return, Percent						21.00%											9.88%											9.50%
Motley Fool Mid-Cap Growth ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool Mid Cap Growth ETF (at Net Asset Value)
Account Value	23,213	23,213	23,213	23,213	23,213	$ 23,213	23,213	23,213	23,213	23,213	23,213	23,213	23,213	23,213	23,213	23,213	$ 23,213	23,213	23,213	23,213	23,213	23,213	23,213	23,213	23,213	23,213	23,213	$ 23,213	19,516	17,975	24,510	19,706	15,304	16,275	12,412	10,763	10,494	10,267
Average Annual Return, Percent						18.95%											8.69%											8.50%
Motley Fool 100 Index ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool 100 Index ETF (at Net Asset Value)
Account Value	28,158	28,158	28,158	28,158	28,158	$ 28,158	28,158	28,158	28,158	28,158	28,158	28,158	28,158	28,158	28,158	28,158	$ 28,158	28,158	28,158	28,158	$ 28,158	28,158	28,158	28,158	28,158	28,158	28,158	$ 28,158	21,233	17,303	21,409	17,026	11,300	11,049
Average Annual Return, Percent						32.61%											20.03%				17.02%
Motley Fool Small-Cap Growth ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool Small-Cap Growth ETF (at Net Asset Value)
Account Value	17,940	17,940	17,940	17,940	17,940	$ 17,940	17,940	17,940	17,940	17,940	17,940	17,940	17,940	17,940	17,940	17,940	$ 17,940	$ 17,940	17,940	17,940	$ 17,940	17,940	17,940	17,940	17,940	17,940	17,940	17,940	16,036	13,808	21,799	16,515	11,665
Average Annual Return, Percent						11.87%											8.99%	10.53%
Motley Fool Capital Efficiency 100 Index ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool Capital Efficiency 100 Index ETF (at Net Asset Value)
Account Value	12,898	12,898	12,898	12,898	12,898	$ 12,898	12,898	12,898	12,898	12,898	12,898	12,898	12,898	12,898	$ 12,898	12,898	$ 12,898	$ 12,898	12,898	12,898	12,898	12,898	12,898	12,898	12,898	12,898	12,898	12,898	9,594	7,687
Average Annual Return, Percent						34.44%									10.01%
Motley Fool Next Index ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool Next Index ETF (at Net Asset Value)
Account Value	9,114	9,114	9,114	9,114	9,114	$ 9,114	9,114	9,114	9,114	9,114	9,114	9,114	9,114	9,114	$ 9,114	9,114	9,114	9,114	9,114	9,114	9,114	9,114	9,114	9,114	9,114	9,114	9,114	9,114	7,904	7,512
Average Annual Return, Percent						15.31%									(3.42%)
Founders Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Founders Class Shares
Account Value	10,491	10,491	10,491	10,491	10,491	$ 10,491	10,491	10,491	10,491	10,491	10,491	10,491	10,491	$ 10,491	$ 10,491	10,491	10,491	10,491	10,491	10,491	10,491	10,491	10,491	10,491	10,491	10,491	10,491	10,491	9,902	9,890
Average Annual Return, Percent						5.95%								1.81%
SGI U.S. Large Cap Core ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SGI US Large Cap Core ETF NAV
Account Value	14,302	14,302	14,302	14,302	14,302	$ 14,302	14,302	$ 14,302	14,302	14,302	14,302	14,302	14,302	$ 14,302	14,302	14,302	14,302	14,302	14,302	14,302	14,302	14,302	14,302	14,302	14,302	14,302	14,302	14,302	11,203
Average Annual Return, Percent						27.67%		28.61%
SGI Dynamic Tactical ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SGI Dynamic Tactical ETF NAV
Account Value	12,338	12,338	12,338	12,338	12,338	$ 12,338	$ 12,338	$ 12,338	12,338	12,338	12,338	12,338	12,338	12,338	12,338	12,338	12,338	12,338	12,338	12,338	12,338	12,338	12,338	12,338	12,338	12,338	12,338	12,338	10,390
Average Annual Return, Percent						18.75%	15.89%
Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
Account Value	2,681,401	2,681,401	2,681,401	2,681,401	2,681,401	$ 2,681,401	$ 2,681,401	2,681,401	2,681,401	2,681,401	2,681,401	2,681,401	2,681,401	2,681,401	2,681,401	2,681,401	$ 2,681,401	2,681,401	2,681,401	2,681,401	2,681,401	2,681,401	2,681,401	2,681,401	2,681,401	2,681,401	2,681,401	$ 2,681,401	2,119,541	1,999,259	2,239,107	1,874,282	1,702,400	1,608,637	1,287,103	1,194,737	1,048,141	1,000,000
Average Annual Return, Percent						26.51%											9.51%											10.37%
Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (with sales charge)
Account Value	22,265	22,265	22,265	22,265	22,265	$ 22,265	22,265	22,265	22,265	22,265	22,265	22,265	22,265	22,265	22,265	22,265	$ 22,265	22,265	22,265	22,265	22,265	22,265	22,265	$ 22,265	22,265	22,265	22,265	$ 22,265	17,644	16,693	18,734	15,717	14,316	13,556	10,873	10,116
Average Annual Return, Percent						19.56%											8.07%							9.48%
Class A [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (without sales charge)
Average Annual Return, Percent						26.19%											9.23%							10.14%
Class C [Member]
Account Value [Line Items]
Account Value	22,279	22,279	22,279	22,279	22,279	$ 22,279	22,279	22,279	22,279	22,279	22,279	22,279	22,279	22,279	22,279	22,279	$ 22,279	22,279	22,279	22,279	22,279	22,279	$ 22,279	$ 22,279	22,279	22,279	22,279	22,279	17,791	16,955	19,166	16,208	14,806	14,130	11,413	10,693
Class C [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (without sales charge)
Average Annual Return, Percent						25.23%											8.52%						9.68%
Class I Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
Account Value	1,984,810	1,984,810	1,984,810	1,984,810	1,984,810	$ 1,984,810	1,984,810	1,984,810	1,984,810	1,984,810	1,984,810	1,984,810	1,984,810	1,984,810	1,984,810	1,984,810	$ 1,984,810	1,984,810	1,984,810	1,984,810	1,984,810	1,984,810	$ 1,984,810	1,984,810	1,984,810	1,984,810	1,984,810	$ 1,984,810	1,656,206	1,556,800	1,714,510	1,463,533	1,400,112	1,282,356	1,151,581	1,055,087	1,115,759	1,000,000
Average Annual Return, Percent						19.84%											7.23%											7.10%
Class I Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
Account Value	2,101,772	2,101,772	2,101,772	2,101,772	2,101,772	$ 2,101,772	2,101,772	2,101,772	2,101,772	2,101,772	2,101,772	2,101,772	2,101,772	2,101,772	2,101,772	2,101,772	$ 2,101,772	2,101,772	2,101,772	2,101,772	2,101,772	2,101,772	2,101,772	2,101,772	2,101,772	2,101,772	2,101,772	$ 2,101,772	1,790,543	1,652,239	1,834,355	1,268,476	1,152,723	1,372,665	1,127,233	949,915	910,109	1,000,000
Average Annual Return, Percent						17.38%											12.76%											7.71%
Class I Shares [Member]
Account Value [Line Items]
Account Value	14,136	14,136	14,136	14,136	14,136	$ 14,136	14,136	14,136	14,136	14,136	14,136	14,136	14,136	14,136	14,136	$ 14,136	$ 14,136	14,136	14,136	14,136	14,136	14,136	14,136	14,136	14,136	14,136	14,136	$ 14,136	11,854	11,160	12,630	10,940
Class I Shares [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I (without sales charge)
Average Annual Return, Percent						19.25%										8.53%
Class I Shares [Member]
Account Value [Line Items]
Account Value	12,714	12,714	12,714	12,714	12,714	$ 12,714	12,714	12,714	12,714	12,714	12,714	12,714	12,714	12,714	12,714	$ 12,714	12,714	12,714	12,714	12,714	12,714	12,714	12,714	12,714	12,714	12,714	12,714	12,714	10,903	10,379	11,697	10,600
Class I Shares [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I (without sales charge)
Average Annual Return, Percent						16.62%										5.84%
SGI Enhanced Core ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SGI Enhanced Core ETF NAV
Account Value	10,411	10,411	$ 10,411	10,411	10,411	$ 10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411	$ 10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411
Average Annual Return, Percent			4.10%
SGI Enhanced Global Income ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SGI Enhanced Global Income ETF NAV
Account Value	10,803	10,803	$ 10,803	10,803	10,803	$ 10,803	10,803	10,803	10,803	10,803	10,803	10,803	10,803	10,803	10,803	10,803	10,803	10,803	10,803	10,803	10,803	10,803	10,803	10,803	10,803	10,803	10,803	10,803
Average Annual Return, Percent			8.01%
SGI Enhanced Nasdaq-100 ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SGI Enhanced Nasdaq-100 ETF NAV
Account Value	$ 10,172	10,172	$ 10,172	10,172	10,172	$ 10,172	10,172	10,172	10,172	10,172	10,172	10,172	10,172	10,172	10,172	10,172	10,172	10,172	10,172	10,172	10,172	10,172	10,172	10,172	10,172	10,172	10,172	10,172
Average Annual Return, Percent	1.70%
US Treasury 3 Month Bill ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 3 Month Bill ETF NAV
Account Value	$ 11,022	11,022	11,022	11,022	11,022	$ 11,022	11,022	11,022	11,022	11,022	11,022	11,022	$ 11,022	11,022	11,022	11,022	11,022	11,022	11,022	11,022	11,022	11,022	11,022	11,022	11,022	11,022	11,022	11,022	10,460	10,010
Average Annual Return, Percent						5.37%							4.83%
US Treasury 6 Month Bill ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 6 Month Bill ETF NAV
Account Value	10,795	10,795	10,795	10,795	10,795	$ 10,795	10,795	10,795	10,795	$ 10,795	10,795	10,795	$ 10,795	10,795	10,795	10,795	10,795	10,795	10,795	10,795	10,795	10,795	10,795	10,795	10,795	10,795	10,795	10,795	10,235
Average Annual Return, Percent						548.00%				528.00%
US Treasury 12 Month Bill ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 12 Month Bill ETF NAV
Account Value	10,876	10,876	10,876	10,876	10,876	$ 10,876	10,876	10,876	10,876	$ 10,876	$ 10,876	10,876	10,876	10,876	10,876	10,876	10,876	10,876	10,876	10,876	10,876	10,876	10,876	10,876	10,876	10,876	10,876	10,876	10,301
Average Annual Return, Percent						5.58%					4.79%
US Treasury 2 Year Note ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 2 Year Note ETF NAV
Account Value	10,573	10,573	10,573	10,573	10,573	$ 10,573	10,573	10,573	10,573	10,573	$ 10,573	$ 10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,018	9,980
Average Annual Return, Percent						554.00%						274.00%
US Treasury 3 Year Note ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 3 Year Note ETF NAV
Account Value	10,513	10,513	10,513	10,513	10,513	$ 10,513	10,513	10,513	$ 10,513	10,513	10,513	$ 10,513	10,513	10,513	10,513	10,513	10,513	10,513	10,513	10,513	10,513	10,513	10,513	10,513	10,513	10,513	10,513	10,513	9,934
Average Annual Return, Percent						5.82%			3.56%
US Treasury 5 Year Note ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 5 Year Note ETF NAV
Account Value	10,427	10,427	10,427	10,427	10,427	$ 10,427	10,427	10,427	$ 10,427	10,427	10,427	10,427	10,427	10,427	10,427	10,427	10,427	10,427	10,427	10,427	10,427	10,427	10,427	10,427	10,427	10,427	10,427	10,427	9,831
Average Annual Return, Percent						6.06%			2.97%
US Treasury 7 Year Note ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 7 Year Note ETF NAV
Account Value	10,341	10,341	10,341	10,341	10,341	$ 10,341	10,341	10,341	$ 10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	9,742
Average Annual Return, Percent						6.15%			2.37%
US Treasury 10 Year Note ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 10 Year Note ETF NAV
Account Value	9,704	9,704	9,704	9,704	9,704	$ 9,704	9,704	9,704	$ 9,704	9,704	9,704	$ 9,704	9,704	9,704	9,704	9,704	9,704	9,704	9,704	9,704	9,704	9,704	9,704	9,704	9,704	9,704	9,704	9,704	9,228	9,700
Average Annual Return, Percent						5.15%						(1.45%)
US Treasury 20 Year Bond ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 20 Year Bond ETF NAV
Account Value	9,914	9,914	9,914	9,914	9,914	$ 9,914	9,914	9,914	$ 9,914	9,914	9,914	$ 9,914	9,914	9,914	9,914	9,914	9,914	9,914	9,914	9,914	9,914	9,914	9,914	9,914	9,914	9,914	9,914	9,914	9,490
Average Annual Return, Percent						4.47%			(0.60%)
US Treasury 30 Year Bond ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 30 Year Bond ETF NAV
Account Value	9,720	9,720	9,720	9,720	9,720	$ 9,720	9,720	9,720	$ 9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,383
Average Annual Return, Percent						3.59%			(1.97%)
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						F/m 2-Year Investment Grade Corporate Bond ETF NAV
Account Value	10,396	10,396	10,396	$ 10,396	10,396	$ 10,396	10,396	10,396	$ 10,396	10,396	10,396	10,396	10,396	10,396	10,396	10,396	10,396	10,396	10,396	10,396	10,396	10,396	10,396	10,396	10,396	10,396	10,396	10,396
Average Annual Return, Percent				3.96%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						F/m 3-Year Investment Grade Corporate Bond ETF NAV
Account Value	10,441	10,441	10,441	$ 10,441	10,441	$ 10,441	10,441	10,441	10,441	10,441	10,441	10,441	10,441	10,441	10,441	10,441	10,441	10,441	10,441	10,441	10,441	10,441	10,441	10,441	10,441	10,441	10,441	10,441
Average Annual Return, Percent				4.41%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						F/m 10-Year Investment Grade Corporate Bond ETF NAV
Account Value	10,532	10,532	10,532	$ 10,532	10,532	$ 10,532	10,532	10,532	10,532	10,532	10,532	10,532	10,532	10,532	10,532	10,532	10,532	10,532	10,532	10,532	10,532	10,532	10,532	10,532	10,532	10,532	10,532	10,532
Average Annual Return, Percent				5.32%
Institutional Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Account Value	12,240	12,240	12,240	$ 12,240	12,240	$ 12,240	12,240	12,240	12,240	12,240	12,240	12,240	12,240	12,240	12,240	12,240	$ 12,240	12,240	12,240	12,240	12,240	12,240	12,240	12,240	12,240	12,240	12,240	$ 12,240	11,311	11,382	12,730	12,552	11,903	10,978	10,977	10,708	10,174	10,000
Average Annual Return, Percent						8.21%											0.56%											2.04%
Institutional Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Account Value	12,306	12,306	12,306	12,306	12,306	$ 12,306	12,306	12,306	12,306	12,306	12,306	12,306	12,306	12,306	12,306	12,306	$ 12,306	12,306	12,306	12,306	12,306	12,306	12,306	12,306	12,306	12,306	12,306	$ 12,306	11,429	11,179	11,724	11,465	11,136	10,676	10,600	10,377	10,139	10,000
Average Annual Return, Percent						7.68%											2.00%											2.09%
Institutional Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Account Value	14,659	14,659	14,659	14,659	14,659	$ 14,659	14,659	14,659	14,659	14,659	14,659	14,659	14,659	14,659	14,659	14,659	$ 14,659	14,659	14,659	14,659	14,659	14,659	14,659	14,659	$ 14,659	14,659	14,659	$ 14,659	13,248	12,731	13,855	12,659	12,378	11,803	11,450	10,540
Average Annual Return, Percent						10.66%											3.44%								4.38%
F/m Opportunistic Income ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						F/m Opportunistic Income ETF NAV
Account Value	11,093	11,093	11,093	11,093	$ 11,093	$ 11,093	11,093	11,093	11,093	11,093	11,093	11,093	11,093	11,093	11,093	11,093	$ 11,093	11,093	11,093	11,093	11,093	11,093	11,093	11,093	$ 11,093	11,093	11,093	11,093
Average Annual Return, Percent					10.93%
Institutional Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Account Value	350,844	350,844	350,844	350,844	$ 350,844	$ 350,844	350,844	350,844	350,844	350,844	350,844	350,844	350,844	350,844	350,844	350,844	$ 350,844	350,844	350,844	350,844	350,844	$ 350,844	350,844	350,844	350,844	350,844	350,844	350,844	278,110	232,076	286,068	232,821	155,950	154,477	115,747
Average Annual Return, Percent						26.15%											17.61%					17.20%
Investor Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
Account Value	34,415	34,415	34,415	34,415	34,415	$ 34,415	34,415	34,415	34,415	34,415	34,415	34,415	34,415	34,415	34,415	34,415	$ 34,415	34,415	34,415	34,415	34,415	$ 34,415	34,415	34,415	34,415	34,415	34,415	34,415	27,359	22,890	28,273	23,077	15,499	15,377	11,548
Average Annual Return, Percent						25.79%											17.30%					16.91%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Returns Index
Account Value	33,882	33,882	33,882	33,882	33,882	$ 33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	$ 33,882	33,882	33,882	33,882	33,882	$ 33,882	33,882	33,882	33,882	33,882	33,882	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Average Annual Return, Percent						27.14%											15.92%											12.98%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	33,882	33,882	33,882	33,882	33,882	$ 33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	$ 33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Average Annual Return, Percent						27.14%											15.92%											12.98%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	2,370,405	2,370,405	2,370,405	2,370,405	2,370,405	$ 2,370,405	2,370,405	2,370,405	2,370,405	2,370,405	2,370,405	2,370,405	2,370,405	2,370,405	2,370,405	2,370,405	$ 2,370,405	2,370,405	2,370,405	$ 2,370,405	2,370,405	2,370,405	2,370,405	2,370,405	2,370,405	2,370,405	2,370,405	$ 2,370,405	1,864,474	1,608,074	1,811,457	1,381,045	1,132,592	1,100,442
Average Annual Return, Percent						27.14%											15.92%			14.46%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	23,704	23,704	23,704	23,704	23,704	$ 23,704	23,704	23,704	23,704	23,704	23,704	23,704	23,704	23,704	23,704	23,704	$ 23,704	23,704	23,704	$ 23,704	23,704	23,704	23,704	23,704	23,704	23,704	23,704	23,704	18,645	16,081	18,115	13,810	11,326	11,004
Average Annual Return, Percent						27.14%											15.92%			14.46%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	23,704	23,704	23,704	23,704	23,704	$ 23,704	23,704	23,704	23,704	23,704	23,704	23,704	23,704	23,704	23,704	23,704	$ 23,704	23,704	23,704	$ 23,704	23,704	23,704	23,704	23,704	23,704	23,704	23,704	23,704	18,645	16,081	18,115	13,810	11,326	11,004
Average Annual Return, Percent						27.14%											15.92%			14.46%
Russell 3000® Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Total Return Index**
Account Value	33,157	33,157	33,157	33,157	33,157	$ 33,157	33,157	33,157	33,157	33,157	33,157	33,157	33,157	33,157	33,157	33,157	$ 33,157	33,157	33,157	$ 33,157	33,157	33,157	33,157	33,157	33,157	33,157	$ 33,157	33,157	26,285	22,905	26,413	19,853	16,348	16,136	13,419	11,562	10,375
Average Annual Return, Percent						26.14%											15.19%										12.93%
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000 Total Return Index
Account Value	22,808	22,808	22,808	22,808	22,808	$ 22,808	22,808	22,808	22,808	22,808	22,808	22,808	22,808	22,808	22,808	22,808	$ 22,808	22,808	22,808	22,808	22,808	22,808	22,808	22,808	22,808	22,808	$ 22,808	22,808	19,252	18,396	22,403	15,231	14,366	16,493	13,147	11,441	10,536
Average Annual Return, Percent						18.47%											9.68%										8.72%
MSCI AC WORLD INDEX ex USA Gross (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI AC WORLD INDEX ex USA Gross (USD)
Account Value	13,796	13,796	13,796	13,796	13,796	$ 13,796	13,796	13,796	13,796	13,796	13,796	13,796	13,796	13,796	13,796	13,796	$ 13,796	13,796	$ 13,796	13,796	13,796	13,796	13,796	13,796	13,796	13,796	$ 13,796	13,796	11,614	10,324	12,762	10,179	9,357	9,624
Average Annual Return, Percent						18.79%											8.08%		5.18%
Russell 3000® Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Total Return Index
Account Value	320,715	320,715	320,715	320,715	320,715	$ 320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	$ 320,715	320,715	$ 320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	$ 320,715	254,244	221,549	255,482	192,030	158,125	156,081	129,799	111,835	100,356	100,000
Average Annual Return, Percent						26.14%											15.19%											12.36%
Russell 3000® Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Value Total Return Index
Account Value	231,651	231,651	231,651	231,651	231,651	$ 231,651	231,651	231,651	231,651	231,651	231,651	231,651	231,651	231,651	231,651	231,651	$ 231,651	231,651	231,651	231,651	231,651	231,651	231,651	231,651	231,651	231,651	231,651	$ 231,651	191,411	176,885	189,158	137,295	136,768	137,534	121,673	108,903	96,395	100,000
Average Annual Return, Percent						21.02%											11.11%											8.76%
Russell 3000® Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Total Return Index
Account Value	32,071	32,071	32,071	32,071	32,071	$ 32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	$ 32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608	12,980	11,184	10,036	10,000
Average Annual Return, Percent						26.14%											15.19%											12.36%
Russell 3000® Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Value Total Return Index
Account Value	23,165	23,165	23,165	23,165	23,165	$ 23,165	23,165	23,165	23,165	23,165	23,165	23,165	23,165	23,165	23,165	23,165	$ 23,165	23,165	23,165	23,165	23,165	23,165	23,165	23,165	23,165	23,165	23,165	$ 23,165	19,141	17,688	18,916	13,729	13,677	13,753	12,167	10,890	9,640	10,000
Average Annual Return, Percent						21.02%											11.11%											8.76%
Russell 3000® Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Total Return Index
Account Value	320,715	320,715	320,715	320,715	320,715	$ 320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	$ 320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	$ 320,715	254,244	221,549	255,482	192,030	158,125	156,081	129,799	111,835	100,356	100,000
Average Annual Return, Percent						26.14%											15.19%											12.36%
Russell 2000® Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Value Total Return Index
Account Value	205,416	205,416	205,416	205,416	205,416	$ 205,416	205,416	205,416	205,416	205,416	205,416	205,416	205,416	205,416	205,416	205,416	$ 205,416	205,416	205,416	205,416	205,416	205,416	205,416	205,416	205,416	205,416	205,416	$ 205,416	172,262	168,596	187,710	117,693	125,394	147,335	122,731	108,166	95,050	100,000
Average Annual Return, Percent						19.25%											10.38%											7.46%
Russell 3000® Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Total Return Index
Account Value	32,071	32,071	32,071	32,071	32,071	$ 32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	$ 32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608	12,980	11,184	10,036	10,000
Average Annual Return, Percent						26.14%											15.19%											12.36%
Russell 2000® Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Value Total Return Index
Account Value	20,542	20,542	20,542	20,542	20,542	$ 20,542	20,542	20,542	20,542	20,542	20,542	20,542	20,542	20,542	20,542	20,542	$ 20,542	20,542	20,542	20,542	20,542	20,542	20,542	20,542	20,542	20,542	20,542	$ 20,542	17,226	16,860	18,771	11,769	12,539	14,733	12,273	10,817	9,505	10,000
Average Annual Return, Percent						19.25%											10.38%											7.46%
Russell 3000® Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Total Return Index
Account Value	119,704	119,704	119,704	119,704	119,704	$ 119,704	119,704	119,704	119,704	119,704	119,704	119,704	119,704	$ 119,704	119,704	119,704	$ 119,704	119,704	119,704	119,704	119,704	119,704	119,704	119,704	119,704	119,704	119,704	$ 119,704	94,894	82,691
Average Annual Return, Percent						26.14%								6.96%
Russell 2000® Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Value Total Return Index
Account Value	106,881	106,881	106,881	106,881	106,881	$ 106,881	106,881	106,881	106,881	106,881	106,881	106,881	106,881	$ 106,881	106,881	106,881	106,881	106,881	106,881	106,881	106,881	106,881	106,881	106,881	106,881	106,881	106,881	106,881	89,631	87,723
Average Annual Return, Percent						19.25%								2.52%
Russell 3000® Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Total Return Index
Account Value	320,715	320,715	320,715	320,715	320,715	$ 320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	$ 320,715	320,715	320,715	$ 320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	320,715	$ 320,715	254,244	221,549	255,482	192,030	158,125	156,081	129,799	111,835	100,356	100,000
Average Annual Return, Percent						26.14%											15.19%											12.36%
Russell 2000® Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Value Total Return Index
Account Value	205,416	205,416	205,416	205,416	205,416	$ 205,416	205,416	205,416	205,416	205,416	205,416	205,416	205,416	205,416	205,416	205,416	$ 205,416	205,416	205,416	205,416	205,416	205,416	205,416	205,416	205,416	205,416	205,416	$ 205,416	172,262	168,596	187,710	117,693	125,394	147,335	122,731	108,166	95,050	100,000
Average Annual Return, Percent						19.25%											10.38%											7.46%
MSCI World Index - Gross Return (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index - Gross Return (USD)
Account Value	119,413	119,413	119,413	119,413	119,413	$ 119,413	119,413	119,413	119,413	119,413	119,413	119,413	119,413	$ 119,413	119,413	119,413	$ 119,413	119,413	119,413	119,413	119,413	119,413	119,413	119,413	119,413	119,413	119,413	$ 119,413	95,528	82,204
Average Annual Return, Percent						25.00%								6.87%
MSCI World Index - Net Return (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index - Net Return (USD)
Account Value	117,843	117,843	117,843	117,843	117,843	$ 117,843	117,843	117,843	117,843	117,843	117,843	117,843	117,843	$ 117,843	117,843	117,843	117,843	117,843	117,843	117,843	117,843	117,843	117,843	117,843	117,843	117,843	117,843	117,843	94,702	81,920
Average Annual Return, Percent						24.43%								6.34%
MSCI World Index - Gross Return (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index - Gross Return (USD)**
Account Value	262,903	262,903	262,903	262,903	262,903	$ 262,903	262,903	262,903	262,903	262,903	262,903	262,903	262,903	$ 262,903	262,903	262,903	$ 262,903	262,903	262,903	262,903	262,903	262,903	262,903	262,903	262,903	262,903	262,903	$ 262,903	210,317	180,983	212,097	162,734	138,606	137,454	120,876	103,453	96,392	100,000
Average Annual Return, Percent						25.00%											13.66%											10.15%
MSCI World - Net Return (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World - Net Return (USD)
Account Value	249,479	249,479	249,479	249,479	249,479	$ 249,479	249,479	249,479	249,479	249,479	249,479	249,479	249,479	249,479	249,479	249,479	$ 249,479	249,479	249,479	249,479	249,479	249,479	249,479	249,479	249,479	249,479	249,479	$ 249,479	200,490	173,428	204,213	157,372	134,753	134,402	118,830	102,276	95,869	100,000
Average Annual Return, Percent						24.43%											13.11%											9.57%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	338,822	338,822	338,822	338,822	338,822	$ 338,822	338,822	338,822	338,822	338,822	338,822	338,822	338,822	338,822	338,822	338,822	$ 338,822	338,822	338,822	338,822	338,822	338,822	338,822	338,822	338,822	338,822	338,822	$ 338,822	266,505	229,856	258,927	197,404	161,891	157,295	131,450	113,091	100,478	100,000
Average Annual Return, Percent						27.14%											15.92%											12.98%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	33,882	33,882	33,882	33,882	33,882	$ 33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	$ 33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Average Annual Return, Percent						27.14%											15.92%											12.98%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	338,822	338,822	338,822	338,822	338,822	$ 338,822	338,822	338,822	338,822	338,822	338,822	338,822	338,822	338,822	338,822	338,822	$ 338,822	338,822	338,822	338,822	338,822	338,822	338,822	338,822	338,822	338,822	338,822	$ 338,822	266,505	229,856	258,927	197,404	161,891	157,295	131,450	113,091	100,478	100,000
Average Annual Return, Percent						27.14%											15.92%											12.98%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	33,882	33,882	33,882	33,882	33,882	$ 33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	$ 33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Average Annual Return, Percent						27.14%											15.92%											12.98%
MSCI World Index - Gross Return (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index - Gross Return (USD)**
Account Value	262,903	262,903	262,903	262,903	262,903	$ 262,903	262,903	262,903	262,903	262,903	262,903	262,903	262,903	262,903	262,903	262,903	$ 262,903	262,903	262,903	262,903	262,903	262,903	262,903	262,903	262,903	262,903	262,903	$ 262,903	210,317	180,983	212,097	162,734	138,606	137,454	120,876	103,453	96,392	100,000
Average Annual Return, Percent						25.00%											13.66%											10.15%
MSCI World Index - Net Return (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index - Net Return (USD)
Account Value	249,479	249,479	249,479	249,479	249,479	$ 249,479	249,479	249,479	249,479	249,479	249,479	249,479	249,479	249,479	249,479	249,479	$ 249,479	249,479	249,479	249,479	249,479	249,479	249,479	249,479	249,479	249,479	249,479	$ 249,479	200,490	173,428	204,213	157,372	134,753	134,402	118,830	102,276	95,869	100,000
Average Annual Return, Percent						24.43%											13.11%											9.57%
MSCI World Index - Gross Return (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index - Gross Return (USD)**
Account Value	26,290	26,290	26,290	26,290	26,290	$ 26,290	26,290	26,290	26,290	26,290	26,290	26,290	26,290	26,290	26,290	26,290	$ 26,290	26,290	26,290	26,290	26,290	26,290	26,290	26,290	26,290	26,290	26,290	$ 26,290	21,032	18,098	21,210	16,273	13,861	13,745	12,088	10,345	9,639	10,000
Average Annual Return, Percent						25.00%											13.66%											10.15%
MSCI World Index - Net Return (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World - Net Return (USD)
Account Value	24,948	24,948	24,948	24,948	24,948	$ 24,948	24,948	24,948	24,948	24,948	24,948	24,948	24,948	24,948	24,948	24,948	$ 24,948	24,948	24,948	24,948	24,948	24,948	24,948	24,948	24,948	24,948	24,948	$ 24,948	20,049	17,343	20,421	15,737	13,475	13,440	11,883	10,228	9,587	10,000
Average Annual Return, Percent						24.43%											13.11%											9.57%
MSCI Emerging Market - Gross Return (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Market - Gross Return (USD)1
Account Value	145,602	145,602	145,602	145,602	145,602	$ 145,602	145,602	145,602	145,602	145,602	145,602	145,602	145,602	145,602	145,602	145,602	$ 145,602	145,602	145,602	145,602	145,602	145,602	145,602	145,602	145,602	$ 145,602	145,602	$ 145,602	126,044	123,948	157,856	129,929	113,100	117,799	118,176	94,548	84,233
Average Annual Return, Percent						15.52%											5.18%									4.03%
MSCI Emerging Market - Net Return (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Market - Net Return (USD)
Account Value	140,427	140,427	140,427	140,427	140,427	$ 140,427	140,427	140,427	140,427	140,427	140,427	140,427	140,427	140,427	140,427	140,427	$ 140,427	140,427	140,427	140,427	140,427	140,427	140,427	140,427	140,427	$ 140,427	140,427	140,427	122,034	120,525	154,132	127,253	111,153	116,222	117,017	93,968	84,026
Average Annual Return, Percent						15.07%											4.79%									3.64%
Russell 3000® Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Total Return Index
Account Value	110,216	$ 110,216	110,216	110,216	110,216	$ 110,216	110,216	110,216	110,216	110,216	110,216	110,216	110,216	110,216	110,216	110,216	$ 110,216	110,216	110,216	110,216	110,216	110,216	110,216	110,216	110,216	$ 110,216	110,216	110,216
Average Annual Return, Percent		10.22%
Russell 2000® Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Value Total Return Index
Account Value	109,330	$ 109,330	109,330	109,330	109,330	$ 109,330	109,330	109,330	109,330	109,330	109,330	109,330	109,330	109,330	109,330	109,330	109,330	109,330	109,330	109,330	109,330	109,330	109,330	109,330	109,330	109,330	109,330	109,330
Average Annual Return, Percent		9.33%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index1
Account Value	33,882	$ 33,882	33,882	33,882	33,882	$ 33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	$ 33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Average Annual Return, Percent						27.14%											15.92%											12.98%
BarclayHedge BTOP50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						BarclayHedge BTOP50 Index
Account Value	14,063	14,063	14,063	14,063	14,063	$ 14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	$ 14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	$ 14,063	13,885	13,966	11,852	10,457	11,042	9,987	10,077	10,814	10,681	10,000
Average Annual Return, Percent						1.28%											4.96%											3.47%
SG CTA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SG CTA Index2
Account Value	14,249	14,249	14,249	14,249	14,249	$ 14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	$ 14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	$ 14,249	14,342	14,706	12,166	10,910	11,689	10,750	10,723	11,357	10,981	10,000
Average Annual Return, Percent						(0.65%)											4.04%											3.60%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index1
Account Value	33,882	33,882	33,882	33,882	33,882	$ 33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	$ 33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Average Annual Return, Percent						27.14%											15.92%											12.98%
BarclayHedge BTOP50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						BarclayHedge BTOP50 Index
Account Value	14,063	14,063	14,063	14,063	14,063	$ 14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	$ 14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	$ 14,063	13,885	13,966	11,852	10,457	11,042	9,987	10,077	10,814	10,681	10,000
Average Annual Return, Percent						1.28%											4.96%											3.47%
SG CTA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SG CTA Index2
Account Value	14,249	14,249	14,249	14,249	14,249	$ 14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	$ 14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	$ 14,249	14,342	14,706	12,166	10,910	11,689	10,750	10,723	11,357	10,981	10,000
Average Annual Return, Percent						(0.65%)											4.04%											3.60%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index1
Account Value	33,882	33,882	33,882	33,882	33,882	$ 33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	$ 33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Average Annual Return, Percent						27.14%											15.92%											12.98%
BarclayHedge BTOP50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						BarclayHedge BTOP50 Index
Account Value	14,063	14,063	14,063	14,063	14,063	$ 14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	$ 14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	$ 14,063	13,885	13,966	11,852	10,457	11,042	9,987	10,077	10,814	10,681	10,000
Average Annual Return, Percent						1.28%											4.96%											3.47%
SG CTA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SG CTA Index2
Account Value	14,249	14,249	14,249	14,249	14,249	$ 14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	$ 14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	14,249	$ 14,249	14,342	14,706	12,166	10,910	11,689	10,750	10,723	11,357	10,981	10,000
Average Annual Return, Percent						(0.65%)											4.04%											3.60%
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Total Return
Account Value	32,071	32,071	32,071	32,071	32,071	$ 32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	$ 32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608	12,980	11,184	10,036	10,000
Average Annual Return, Percent						26.14%											15.19%											12.36%
Russell 2500 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2500 Total Return
Account Value	23,156	23,156	23,156	23,156	23,156	$ 23,156	23,156	23,156	23,156	23,156	23,156	23,156	23,156	23,156	23,156	23,156	$ 23,156	23,156	23,156	23,156	23,156	23,156	23,156	23,156	23,156	23,156	23,156	$ 23,156	19,728	18,500	21,905	15,017	14,062	15,144	12,279	10,845	9,968	10,000
Average Annual Return, Percent						17.37%											10.49%											8.76%
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Composite Index
Account Value	24,747	24,747	24,747	24,747	24,747	$ 24,747	24,747	24,747	24,747	24,747	24,747	24,747	24,747	24,747	24,747	24,747	$ 24,747	24,747	24,747	24,747	24,747	24,747	24,747	24,747	24,747	24,747	24,747	$ 24,747	20,322	18,829	21,245	14,805	14,043	14,987	12,549	10,991	9,812	10,000
Average Annual Return, Percent						21.77%											12.00%											9.48%
MSCI WORLD ex USA Index (Net Dividends) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI WORLD ex USA Index (Net Dividends)
Account Value	16,477	16,477	16,477	16,477	16,477	$ 16,477	16,477	16,477	16,477	16,477	16,477	16,477	16,477	16,477	16,477	16,477	$ 16,477	16,477	16,477	16,477	16,477	16,477	16,477	16,477	16,477	16,477	16,477	$ 16,477	13,795	11,846	14,546	11,492	10,846	11,170	10,687	9,124	9,076	10,000
Average Annual Return, Percent						19.45%											8.72%											5.12%
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Composite Index
Account Value	15,398	15,398	15,398	15,398	15,398	$ 15,398	15,398	15,398	15,398	15,398	15,398	15,398	15,398	15,398	15,398	15,398	$ 15,398	15,398	15,398	15,398	15,398	15,398	15,398	15,398	15,398	15,398	15,398	$ 15,398	13,091	11,667	14,651	11,540	10,784	11,475	11,144	9,203	8,907	10,000
Average Annual Return, Percent						17.63%											7.38%											4.41%
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	11,765	11,765	11,765	11,765	11,765	$ 11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	$ 11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
Average Annual Return, Percent						730.00%											(4.00%)											164.00%
FTSE World Government Bond Index 1-5 Yr Currency-Hedged USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE World Government Bond Index 1-5 Yr Currency-Hedged USD
Account Value	11,739	11,739	11,739	11,739	11,739	$ 11,739	11,739	11,739	11,739	11,739	11,739	11,739	11,739	11,739	11,739	11,739	$ 11,739	11,739	11,739	11,739	11,739	11,739	11,739	11,739	11,739	11,739	11,739	$ 11,739	11,055	10,884	11,396	11,367	11,035	10,477	10,425	10,327	10,121	10,000
Average Annual Return, Percent						619.00%											125.00%											162.00%
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Composite Index
Account Value	11,682	11,682	11,682	11,682	11,682	$ 11,682	11,682	11,682	11,682	11,682	11,682	11,682	11,682	11,682	11,682	11,682	$ 11,682	11,682	11,682	11,682	11,682	11,682	11,682	11,682	11,682	11,682	11,682	$ 11,682	10,980	10,853	11,514	11,520	11,055	10,416	10,431	10,377	10,107	10,000
Average Annual Return, Percent						639.00%											111.00%											157.00%
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Total Return
Account Value	32,071	32,071	32,071	32,071	32,071	$ 32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	$ 32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	32,071	$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608	12,980	11,184	10,036	10,000
Average Annual Return, Percent						26.14%											15.19%											12.36%
Russell 2500 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2500 Total Return
Account Value	23,156	23,156	23,156	23,156	23,156	$ 23,156	23,156	23,156	23,156	23,156	23,156	23,156	23,156	23,156	23,156	23,156	$ 23,156	23,156	23,156	23,156	23,156	23,156	23,156	23,156	23,156	23,156	23,156	$ 23,156	19,728	18,500	21,905	15,017	14,062	15,144	12,279	10,845	9,968	10,000
Average Annual Return, Percent						17.37%											10.49%											8.76%
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Composite Index
Account Value	24,747	24,747	24,747	24,747	24,747	$ 24,747	24,747	24,747	24,747	24,747	24,747	24,747	24,747	24,747	24,747	24,747	$ 24,747	24,747	24,747	24,747	24,747	24,747	24,747	24,747	24,747	24,747	24,747	$ 24,747	20,322	18,829	21,245	14,805	14,043	14,987	12,549	10,991	9,812	10,000
Average Annual Return, Percent						21.77%											12.00%											9.48%
MSCI WORLD ex USA Index (Net Dividends) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI WORLD ex USA Index (Net Dividends)
Account Value	16,477	16,477	16,477	16,477	16,477	$ 16,477	16,477	16,477	16,477	16,477	16,477	16,477	16,477	16,477	16,477	16,477	$ 16,477	16,477	16,477	16,477	16,477	16,477	16,477	16,477	16,477	16,477	16,477	$ 16,477	13,795	11,846	14,546	11,492	10,846	11,170	10,687	9,124	9,076	10,000
Average Annual Return, Percent						19.45%											8.72%											5.12%
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Composite Index
Account Value	15,398	15,398	15,398	15,398	15,398	$ 15,398	15,398	15,398	15,398	15,398	15,398	15,398	15,398	15,398	15,398	15,398	$ 15,398	15,398	15,398	15,398	15,398	15,398	15,398	15,398	15,398	15,398	15,398	$ 15,398	13,091	11,667	14,651	11,540	10,784	11,475	11,144	9,203	8,907	10,000
Average Annual Return, Percent						17.63%											7.38%											4.41%
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	11,765	11,765	11,765	11,765	11,765	$ 11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	$ 11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
Average Annual Return, Percent						730.00%											(4.00%)											164.00%
FTSE World Government Bond Index 1-5 Yr Currency-Hedged USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE World Government Bond Index 1-5 Yr Currency-Hedged USD
Account Value	11,739	11,739	11,739	11,739	11,739	$ 11,739	11,739	11,739	11,739	11,739	11,739	11,739	11,739	11,739	11,739	11,739	$ 11,739	11,739	11,739	11,739	11,739	11,739	11,739	11,739	11,739	11,739	11,739	$ 11,739	11,055	10,884	11,396	11,367	11,035	10,477	10,425	10,327	10,121	10,000
Average Annual Return, Percent						619.00%											125.00%											162.00%
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Composite Index
Account Value	11,682	11,682	11,682	11,682	11,682	$ 11,682	11,682	11,682	11,682	11,682	11,682	11,682	11,682	11,682	11,682	11,682	$ 11,682	11,682	11,682	11,682	11,682	11,682	11,682	11,682	11,682	11,682	11,682	$ 11,682	10,980	10,853	11,514	11,520	11,055	10,416	10,431	10,377	10,107	10,000
Average Annual Return, Percent						639.00%											111.00%											157.00%
Motley Fool Global Opportunities ETF (at Market Price) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool Global Opportunities ETF (at Market Price)
Account Value	25,726	25,726	25,726	25,726	25,726	$ 25,726	25,726	25,726	25,726	25,726	25,726	25,726	25,726	25,726	25,726	25,726	$ 25,726	25,726	25,726	25,726	25,726	25,726	25,726	25,726	25,726	25,726	25,726	$ 25,726	21,287	19,145	26,461	20,221	16,095	15,337	12,524	10,456	9,999	10,406
Average Annual Return, Percent						20.86%											9.83%											9.47%
FTSE Global All Cap (Fair Value 16.00) Net Tax (US RIC) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE Global All Cap (Fair Value 16.00) Net Tax (US RIC) Index
Account Value	23,984	23,984	23,984	23,984	23,984	$ 23,984	23,984	23,984	23,984	23,984	23,984	23,984	23,984	23,984	23,984	23,984	$ 23,984	23,984	23,984	23,984	23,984	23,984	23,984	23,984	23,984	23,984	23,984	$ 23,984	19,479	17,094	20,344	15,634	13,485	13,595	12,152	10,347	9,594	10,180
Average Annual Return, Percent						23.13%											12.21%											8.95%
Motley Fool Mid Cap Growth ETF (at Market Price) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool Mid Cap Growth ETF (at Market Price)
Account Value	23,194	23,194	23,194	23,194	23,194	$ 23,194	23,194	23,194	23,194	23,194	23,194	23,194	23,194	23,194	23,194	23,194	$ 23,194	23,194	23,194	23,194	23,194	23,194	23,194	23,194	23,194	23,194	23,194	$ 23,194	19,481	17,930	24,510	19,706	15,304	16,275	12,412	10,763	10,494	10,267
Average Annual Return, Percent						19.06%											8.67%											8.49%
Russell 3000® Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Total Return Index
Account Value	33,119	33,119	33,119	33,119	33,119	$ 33,119	33,119	33,119	33,119	33,119	33,119	33,119	33,119	33,119	33,119	33,119	$ 33,119	33,119	33,119	33,119	33,119	33,119	33,119	33,119	33,119	33,119	33,119	$ 33,119	26,255	22,878	26,382	19,830	16,329	16,118	13,404	11,549	10,363	10,327
Average Annual Return, Percent						26.14%											15.19%											12.36%
Russell Midcap Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap Growth Total Return Index
Account Value	28,390	28,390	28,390	28,390	28,390	$ 28,390	28,390	28,390	28,390	28,390	28,390	28,390	28,390	28,390	28,390	28,390	$ 28,390	28,390	28,390	28,390	28,390	28,390	28,390	28,390	28,390	28,390	28,390	$ 28,390	23,844	21,100	28,783	21,294	17,234	16,264	13,005	11,356	10,613	10,358
Average Annual Return, Percent						19.07%											10.50%											10.61%
Motley Fool 100 Index ETF (at Market Price) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool 100 Index ETF (at Market Price)
Account Value	28,128	28,128	28,128	28,128	28,128	$ 28,128	28,128	28,128	28,128	28,128	28,128	28,128	28,128	28,128	28,128	28,128	$ 28,128	28,128	28,128	28,128	$ 28,128	28,128	28,128	28,128	28,128	28,128	28,128	$ 28,128	21,222	17,305	21,428	17,019	11,279	11,065
Average Annual Return, Percent						32.54%											20.05%				17.00%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	22,168	22,168	22,168	22,168	22,168	$ 22,168	22,168	22,168	22,168	22,168	22,168	22,168	22,168	22,168	22,168	22,168	$ 22,168	22,168	22,168	22,168	$ 22,168	22,168	22,168	22,168	22,168	22,168	22,168	22,168	17,436	15,038	16,940	12,915	10,592	10,291
Average Annual Return, Percent						27.14%											15.92%				12.85%
Motley Fool 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool 100 Index
Account Value	29,102	29,102	29,102	29,102	29,102	$ 29,102	29,102	29,102	29,102	29,102	29,102	29,102	29,102	29,102	29,102	29,102	$ 29,102	29,102	29,102	29,102	$ 29,102	29,102	29,102	29,102	29,102	29,102	29,102	29,102	21,841	17,703	21,798	17,241	11,386	11,072
Average Annual Return, Percent						33.25%											20.64%				17.61%
Motley Fool Small-Cap Growth ETF (at Market Price) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool Small-Cap Growth ETF (at Market Price)
Account Value	17,925	17,925	17,925	17,925	17,925	$ 17,925	17,925	17,925	17,925	17,925	17,925	17,925	17,925	17,925	17,925	17,925	$ 17,925	$ 17,925	17,925	17,925	$ 17,925	17,925	17,925	17,925	17,925	17,925	17,925	17,925	16,037	13,799	21,777	16,556	11,669
Average Annual Return, Percent						11.77%											8.96%	10.51%
Russell 3000® Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Total Return Index
Account Value	22,746	22,746	22,746	22,746	22,746	$ 22,746	22,746	22,746	22,746	22,746	22,746	22,746	22,746	22,746	22,746	22,746	$ 22,746	$ 22,746	22,746	22,746	22,746	22,746	22,746	22,746	22,746	22,746	22,746	22,746	18,031	15,713	18,119	13,619	11,215
Average Annual Return, Percent						26.14%											15.19%	15.11%
Russell 2000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000 Growth Total Return Index
Account Value	16,066	16,066	16,066	16,066	16,066	$ 16,066	16,066	16,066	16,066	16,066	16,066	16,066	16,066	16,066	16,066	16,066	$ 16,066	$ 16,066	16,066	16,066	16,066	16,066	16,066	16,066	16,066	16,066	16,066	16,066	13,653	12,787	17,109	12,616	10,758
Average Annual Return, Percent						17.67%											8.35%	8.46%
Motley Fool Capital Efficiency 100 Index ETF (at Market Price) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool Capital Efficiency 100 Index ETF (at Market Price)
Account Value	12,914	12,914	12,914	12,914	12,914	$ 12,914	12,914	12,914	12,914	12,914	12,914	12,914	12,914	12,914	$ 12,914	12,914	$ 12,914	$ 12,914	12,914	12,914	12,914	12,914	12,914	12,914	12,914	12,914	12,914	12,914	9,613	7,691
Average Annual Return, Percent						34.34%									10.06%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	12,329	12,329	12,329	12,329	12,329	$ 12,329	12,329	12,329	12,329	12,329	12,329	12,329	12,329	12,329	$ 12,329	12,329	12,329	12,329	12,329	12,329	12,329	12,329	12,329	12,329	12,329	12,329	12,329	12,329	9,698	8,364
Average Annual Return, Percent						27.14%									8.16%
Motley Fool Capital Efficiency 100 - Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool Capital Efficiency 100 - Total Return Index
Account Value	13,025	13,025	13,025	13,025	13,025	$ 13,025	13,025	13,025	13,025	13,025	13,025	13,025	13,025	13,025	$ 13,025	13,025	13,025	13,025	13,025	13,025	13,025	13,025	13,025	13,025	13,025	13,025	13,025	13,025	9,656	7,693
Average Annual Return, Percent						34.89%									10.41%
Motley Fool Next Index ETF (at Market Price) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool Next Index ETF (at Market Price)
Account Value	9,107	9,107	9,107	9,107	9,107	$ 9,107	9,107	9,107	9,107	9,107	9,107	9,107	9,107	9,107	$ 9,107	9,107	9,107	9,107	9,107	9,107	9,107	9,107	9,107	9,107	9,107	9,107	9,107	9,107	7,907	7,503
Average Annual Return, Percent						15.18%									(3.44%)
Russell 3000® Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Total Return Index
Account Value	11,994	11,994	11,994	11,994	11,994	$ 11,994	11,994	11,994	11,994	11,994	11,994	11,994	11,994	11,994	$ 11,994	11,994	11,994	11,994	11,994	11,994	11,994	11,994	11,994	11,994	11,994	11,994	11,994	11,994	9,508	8,286
Average Annual Return, Percent						26.14%									7.05%
Russell Midcap Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap Growth Total Return Index
Account Value	10,035	10,035	10,035	10,035	10,035	$ 10,035	10,035	10,035	10,035	10,035	10,035	10,035	10,035	10,035	$ 10,035	10,035	10,035	10,035	10,035	10,035	10,035	10,035	10,035	10,035	10,035	10,035	10,035	10,035	8,428	7,458
Average Annual Return, Percent						19.07%									0.13%
Motley Fool Next - Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool Next - Total Return Index
Account Value	9,240	9,240	9,240	9,240	9,240	$ 9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240	$ 9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240	7,961	7,528
Average Annual Return, Percent						16.06%									(2.92%)
SGI US Large Cap Core ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SGI US Large Cap Core ETF Market
Account Value	14,305	14,305	14,305	14,305	14,305	$ 14,305	14,305	$ 14,305	14,305	14,305	14,305	14,305	14,305	14,305	$ 14,305	14,305	14,305	14,305	14,305	14,305	14,305	14,305	14,305	14,305	14,305	14,305	14,305	14,305	11,200
Average Annual Return, Percent						27.72%		28.63%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	14,245	14,245	14,245	14,245	14,245	$ 14,245	14,245	$ 14,245	14,245	14,245	14,245	14,245	14,245	14,245	14,245	14,245	14,245	14,245	14,245	14,245	14,245	14,245	14,245	14,245	14,245	14,245	14,245	14,245	11,205
Average Annual Return, Percent						27.14%		28.25%
Russell 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000 Total Return Index
Account Value	14,181	14,181	14,181	14,181	14,181	$ 14,181	14,181	$ 14,181	14,181	14,181	14,181	14,181	14,181	14,181	14,181	14,181	14,181	14,181	14,181	14,181	14,181	14,181	14,181	14,181	14,181	14,181	14,181	14,181	11,202
Average Annual Return, Percent						26.60%		27.85%
SGI Dynamic Tactical ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SGI Dynamic Tactical ETF Market
Account Value	12,322	12,322	12,322	12,322	12,322	$ 12,322	$ 12,322	$ 12,322	12,322	12,322	12,322	12,322	12,322	12,322	12,322	12,322	12,322	12,322	12,322	12,322	12,322	12,322	12,322	12,322	12,322	12,322	12,322	12,322	10,420
Average Annual Return, Percent						18.25%	15.79%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index**
Account Value	14,329	14,329	14,329	14,329	14,329	$ 14,329	$ 14,329	14,329	14,329	14,329	14,329	14,329	14,329	14,329	14,329	14,329	14,329	14,329	14,329	14,329	14,329	14,329	14,329	14,329	14,329	14,329	14,329	14,329	11,270
Average Annual Return, Percent						27.14%	28.72%
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Composite Index
Account Value	13,319	13,319	13,319	13,319	13,319	$ 13,319	$ 13,319	13,319	13,319	13,319	13,319	13,319	13,319	13,319	13,319	13,319	13,319	13,319	13,319	13,319	13,319	13,319	13,319	13,319	13,319	13,319	13,319	13,319	10,920
Average Annual Return, Percent						21.97%	22.28%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index**
Account Value	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	$ 3,388,219	$ 3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	$ 3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	$ 3,388,219	2,665,049	2,298,555	2,589,268	1,974,044	1,618,908	1,572,953	1,314,502	1,130,909	1,004,779	1,000,000
Average Annual Return, Percent						27.14%											15.92%											12.98%
S&P 500 Low Volatility Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Low Volatility Index
Account Value	2,567,914	2,567,914	2,567,914	2,567,914	2,567,914	$ 2,567,914	2,567,914	2,567,914	2,567,914	2,567,914	2,567,914	2,567,914	2,567,914	2,567,914	2,567,914	2,567,914	$ 2,567,914	2,567,914	2,567,914	2,567,914	2,567,914	2,567,914	2,567,914	2,567,914	2,567,914	2,567,914	2,567,914	$ 2,567,914	2,155,465	2,167,774	2,149,644	1,799,906	1,816,808	1,554,643	1,388,362	1,249,476	1,051,916	1,000,000
Average Annual Return, Percent						19.14%											7.17%											9.89%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index**
Account Value	31,733	31,733	31,733	31,733	31,733	$ 31,733	31,733	31,733	31,733	31,733	31,733	31,733	31,733	31,733	31,733	31,733	$ 31,733	31,733	31,733	31,733	31,733	31,733	31,733	$ 31,733	31,733	31,733	31,733	$ 31,733	24,960	21,528	24,251	18,489	15,162	14,732	12,311	10,592
Average Annual Return, Percent						27.14%											15.92%							13.95%
S&P 500 Low Volatility Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Low Volatility Index
Account Value	22,785	22,785	22,785	22,785	22,785	$ 22,785	22,785	22,785	22,785	22,785	22,785	22,785	22,785	22,785	22,785	22,785	$ 22,785	22,785	22,785	22,785	22,785	22,785	22,785	$ 22,785	22,785	22,785	22,785	22,785	19,125	19,234	19,073	15,970	16,120	13,794	12,319	11,086
Average Annual Return, Percent						19.14%											7.17%							9.76%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index**
Account Value	32,302	32,302	32,302	32,302	32,302	$ 32,302	32,302	32,302	32,302	32,302	32,302	32,302	32,302	32,302	32,302	32,302	$ 32,302	32,302	32,302	32,302	32,302	32,302	$ 32,302	$ 32,302	32,302	32,302	32,302	32,302	25,407	21,913	24,685	18,820	15,434	14,996	12,532	10,782
Average Annual Return, Percent						27.14%											15.92%						14.48%
S&P 500 Low Volatility Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Low Volatility Index
Account Value	22,724	22,724	22,724	22,724	22,724	$ 22,724	22,724	22,724	22,724	22,724	22,724	22,724	22,724	22,724	22,724	22,724	$ 22,724	22,724	22,724	22,724	22,724	22,724	$ 22,724	22,724	22,724	22,724	22,724	22,724	19,074	19,183	19,023	15,928	16,078	13,758	12,286	11,057
Average Annual Return, Percent						19.14%											7.17%						9.93%
S&P Global Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Global Broad Market Index
Account Value	2,356,236	2,356,236	2,356,236	2,356,236	2,356,236	$ 2,356,236	2,356,236	2,356,236	2,356,236	2,356,236	2,356,236	2,356,236	2,356,236	2,356,236	2,356,236	2,356,236	$ 2,356,236	2,356,236	2,356,236	2,356,236	2,356,236	2,356,236	$ 2,356,236	2,356,236	2,356,236	2,356,236	2,356,236	$ 2,356,236	1,916,158	1,686,981	2,014,541	1,542,929	1,332,420	1,345,664	1,199,320	1,018,542	943,219	1,000,000
Average Annual Return, Percent						22.97%											12.08%											8.95%
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Net Total Return Index (USD)
Account Value	2,319,163	2,319,163	2,319,163	2,319,163	2,319,163	$ 2,319,163	2,319,163	2,319,163	2,319,163	2,319,163	2,319,163	2,319,163	2,319,163	2,319,163	2,319,163	2,319,163	$ 2,319,163	2,319,163	2,319,163	2,319,163	2,319,163	2,319,163	2,319,163	2,319,163	2,319,163	2,319,163	2,319,163	$ 2,319,163	1,878,778	1,648,773	1,960,139	1,523,732	1,307,654	1,311,292	1,176,992	1,005,011	937,125	1,000,000
Average Annual Return, Percent						23.44%											12.14%											8.78%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Index
Account Value	3,207,145	3,207,145	3,207,145	3,207,145	3,207,145	$ 3,207,145	3,207,145	3,207,145	3,207,145	3,207,145	3,207,145	3,207,145	3,207,145	3,207,145	3,207,145	3,207,145	$ 3,207,145	3,207,145	3,207,145	3,207,145	3,207,145	3,207,145	3,207,145	3,207,145	3,207,145	3,207,145	3,207,145	$ 3,207,145	2,542,440	2,215,492	2,554,823	1,920,298	1,581,254	1,560,808	1,297,988	1,118,350	1,003,555	1,000,000
Average Annual Return, Percent						26.14%											15.19%											12.36%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000 Index
Account Value	2,165,471	2,165,471	2,165,471	2,165,471	2,165,471	$ 2,165,471	2,165,471	2,165,471	2,165,471	2,165,471	2,165,471	2,165,471	2,165,471	2,165,471	2,165,471	2,165,471	$ 2,165,471	2,165,471	2,165,471	2,165,471	2,165,471	2,165,471	2,165,471	2,165,471	2,165,471	2,165,471	2,165,471	$ 2,165,471	1,827,846	1,746,599	2,126,984	1,446,130	1,364,010	1,565,902	1,248,254	1,086,244	1,000,289	1,000,000
Average Annual Return, Percent						18.47%											9.68%											8.03%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	18,660	18,660	18,660	18,660	18,660	$ 18,660	18,660	18,660	18,660	18,660	18,660	18,660	18,660	18,660	18,660	$ 18,660	$ 18,660	18,660	18,660	18,660	18,660	18,660	18,660	18,660	18,660	18,660	18,660	$ 18,660	14,677	12,659	14,260	10,872
Average Annual Return, Percent						27.14%										15.89%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	18,660	18,660	18,660	18,660	18,660	$ 18,660	18,660	18,660	18,660	18,660	18,660	18,660	18,660	18,660	18,660	$ 18,660	18,660	18,660	18,660	18,660	18,660	18,660	18,660	18,660	18,660	18,660	18,660	18,660	14,677	12,659	14,260	10,872
Average Annual Return, Percent						27.14%										15.89%
SGI Enhanced Core ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SGI Enhanced Core ETF Market
Account Value	10,411	10,411	$ 10,411	10,411	10,411	$ 10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411	$ 10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411	10,411
Average Annual Return, Percent			4.11%
S&P U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P U.S. Aggregate Bond Index**
Account Value	10,484	10,484	$ 10,484	10,484	10,484	$ 10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484
Average Annual Return, Percent			4.84%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	11,220	11,220	$ 11,220	11,220	11,220	$ 11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220
Average Annual Return, Percent			12.20%
SGI Enhanced Global Income ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SGI Enhanced Global Income ETF Market
Account Value	10,769	10,769	$ 10,769	10,769	10,769	$ 10,769	10,769	10,769	10,769	10,769	10,769	10,769	10,769	10,769	10,769	10,769	10,769	10,769	10,769	10,769	10,769	10,769	10,769	10,769	10,769	10,769	10,769	10,769
Average Annual Return, Percent			7.69%
S&P Global Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Global Broad Market Index
Account Value	11,089	11,089	$ 11,089	11,089	11,089	$ 11,089	11,089	11,089	11,089	11,089	11,089	11,089	11,089	11,089	11,089	11,089	11,089	11,089	11,089	11,089	11,089	11,089	11,089	11,089	11,089	11,089	11,089	11,089
Average Annual Return, Percent			10.89%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	11,220	11,220	$ 11,220	11,220	11,220	$ 11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220	11,220
Average Annual Return, Percent			12.20%
SGI Enhanced Nasdaq-100 ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						SGI Enhanced Nasdaq-100 ETF Market
Account Value	$ 10,176	10,176	$ 10,176	10,176	10,176	$ 10,176	10,176	10,176	10,176	10,176	10,176	10,176	10,176	10,176	10,176	10,176	10,176	10,176	10,176	10,176	10,176	10,176	10,176	10,176	10,176	10,176	10,176	10,176
Average Annual Return, Percent	1.76%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	$ 10,425	10,425	10,425	10,425	10,425	$ 10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425
Average Annual Return, Percent	4.25%
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						NASDAQ 100 Index
Account Value	$ 10,015	10,015	10,015	10,015	10,015	$ 10,015	10,015	10,015	10,015	10,015	10,015	10,015	10,015	10,015	10,015	10,015	10,015	10,015	10,015	10,015	10,015	10,015	10,015	10,015	10,015	10,015	10,015	10,015
Average Annual Return, Percent	0.15%
US Treasury 3 Month Bill ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 3 Month Bill ETF Market
Account Value	$ 11,020	11,020	11,020	11,020	11,020	$ 11,020	11,020	11,020	11,020	11,020	11,020	11,020	$ 11,020	11,020	11,020	11,020	11,020	11,020	11,020	11,020	11,020	11,020	11,020	11,020	11,020	11,020	11,020	11,020	10,469	10,012
Average Annual Return, Percent						5.27%							4.82%
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE US Treasury Core Bond Index
Account Value	10,170	10,170	10,170	10,170	10,170	$ 10,170	10,170	10,170	10,170	10,170	10,170	10,170	$ 10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	9,593	9,813
Average Annual Return, Percent						6.01%							0.82%
ICE BofA 3 Month Treasury Bill [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA 3 Month Treasury Bill
Account Value	11,016	11,016	11,016	11,016	11,016	$ 11,016	11,016	11,016	11,016	11,016	11,016	11,016	$ 11,016	11,016	11,016	11,016	11,016	11,016	11,016	11,016	11,016	11,016	11,016	11,016	11,016	11,016	11,016	11,016	10,441	10,012
Average Annual Return, Percent						5.51%							4.80%
US Treasury 6 Month Bill ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 6 Month Bill ETF Market
Account Value	10,796	10,796	10,796	10,796	10,796	$ 10,796	10,796	10,796	10,796	$ 10,796	10,796	10,796	$ 10,796	10,796	10,796	10,796	10,796	10,796	10,796	10,796	10,796	10,796	10,796	10,796	10,796	10,796	10,796	10,796	10,242
Average Annual Return, Percent						541.00%				528.00%
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE US Treasury Core Bond Index
Account Value	10,700	10,700	10,700	10,700	10,700	$ 10,700	10,700	10,700	10,700	$ 10,700	10,700	10,700	10,700	10,700	10,700	10,700	10,700	10,700	10,700	10,700	10,700	10,700	10,700	10,700	10,700	10,700	10,700	10,700	10,093
Average Annual Return, Percent						601.00%				465.00%
ICE BofA 6-Month US Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA 6-Month US Treasury Bill Total Return Index
Account Value	10,823	10,823	10,823	10,823	10,823	$ 10,823	10,823	10,823	10,823	$ 10,823	10,823	10,823	10,823	10,823	10,823	10,823	10,823	10,823	10,823	10,823	10,823	10,823	10,823	10,823	10,823	10,823	10,823	10,823	10,243
Average Annual Return, Percent						566.00%				546.00%
US Treasury 12 Month Bill ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 12 Month Bill ETF Market
Account Value	10,878	10,878	10,878	10,878	10,878	$ 10,878	10,878	10,878	10,878	$ 10,878	$ 10,878	10,878	10,878	10,878	10,878	10,878	10,878	10,878	10,878	10,878	10,878	10,878	10,878	10,878	10,878	10,878	10,878	10,878	10,308
Average Annual Return, Percent						5.54%					4.80%
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE US Treasury Core Bond Index
Account Value	10,785	10,785	10,785	10,785	10,785	$ 10,785	10,785	10,785	10,785	10,785	$ 10,785	10,785	10,785	10,785	10,785	10,785	10,785	10,785	10,785	10,785	10,785	10,785	10,785	10,785	10,785	10,785	10,785	10,785	10,173
Average Annual Return, Percent						6.01%					4.30%
ICE BofA US 1-Year Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA US 1-Year Treasury Bill Total Return Index
Account Value	10,894	10,894	10,894	10,894	10,894	$ 10,894	10,894	10,894	10,894	10,894	$ 10,894	10,894	10,894	10,894	10,894	10,894	10,894	10,894	10,894	10,894	10,894	10,894	10,894	10,894	10,894	10,894	10,894	10,894	10,315
Average Annual Return, Percent						5.61%					4.89%
US Treasury 2 Year Note ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 2 Year Note ETF Market
Account Value	10,576	10,576	10,576	10,576	10,576	$ 10,576	10,576	10,576	10,576	10,576	$ 10,576	$ 10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,576	10,024	9,980
Average Annual Return, Percent						551.00%						275.00%
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE US Treasury Core Bond Index
Account Value	10,170	10,170	10,170	10,170	10,170	$ 10,170	10,170	10,170	10,170	10,170	10,170	$ 10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	9,593	9,813
Average Annual Return, Percent						601.00%						82.00%
ICE BofA U.S. Treasury Current 2 Yr TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. Treasury Current 2 Yr TR
Account Value	10,573	10,573	10,573	10,573	10,573	$ 10,573	10,573	10,573	10,573	10,573	10,573	$ 10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,573	10,015	9,977
Average Annual Return, Percent						556.00%						274.00%
US Treasury 3 Year Note ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 3 Year Note ETF Market
Account Value	10,512	10,512	10,512	10,512	10,512	$ 10,512	10,512	10,512	$ 10,512	10,512	10,512	$ 10,512	10,512	10,512	10,512	10,512	10,512	10,512	10,512	10,512	10,512	10,512	10,512	10,512	10,512	10,512	10,512	10,512	9,938
Average Annual Return, Percent						5.78%			3.56%
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE US Treasury Core Bond Index
Account Value	10,406	10,406	10,406	10,406	10,406	$ 10,406	10,406	10,406	$ 10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	9,816
Average Annual Return, Percent						6.01%			2.82%
ICE BofA Current 3-Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA Current 3-Year US Treasury Total Return Index
Account Value	10,524	10,524	10,524	10,524	10,524	$ 10,524	10,524	10,524	$ 10,524	10,524	10,524	10,524	10,524	10,524	10,524	10,524	10,524	10,524	10,524	10,524	10,524	10,524	10,524	10,524	10,524	10,524	10,524	10,524	9,935
Average Annual Return, Percent						5.93%			3.64%
US Treasury 5 Year Note ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 5 Year Note ETF Market
Account Value	10,425	10,425	10,425	10,425	10,425	$ 10,425	10,425	10,425	$ 10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	10,425	9,838
Average Annual Return, Percent						5.97%			2.95%
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE US Treasury Core Bond Index
Account Value	10,406	10,406	10,406	10,406	10,406	$ 10,406	10,406	10,406	$ 10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	9,816
Average Annual Return, Percent						6.01%			2.82%
ICE BofA Current 5-Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA Current 5-Year US Treasury Total Return Index
Account Value	10,445	10,445	10,445	10,445	10,445	$ 10,445	10,445	10,445	$ 10,445	10,445	10,445	10,445	10,445	10,445	10,445	10,445	10,445	10,445	10,445	10,445	10,445	10,445	10,445	10,445	10,445	10,445	10,445	10,445	9,835
Average Annual Return, Percent						6.20%			3.09%
US Treasury 7 Year Note ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 7 Year Note ETF Market
Account Value	10,341	10,341	10,341	10,341	10,341	$ 10,341	10,341	10,341	$ 10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	10,341	9,745
Average Annual Return, Percent						6.11%			2.37%
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE US Treasury Core Bond Index
Account Value	10,406	10,406	10,406	10,406	10,406	$ 10,406	10,406	10,406	$ 10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	9,816
Average Annual Return, Percent						6.01%			2.82%
ICE BofA Current 7-Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA Current 7-Year US Treasury Total Return Index
Account Value	10,344	10,344	10,344	10,344	10,344	$ 10,344	10,344	10,344	$ 10,344	10,344	10,344	10,344	10,344	10,344	10,344	10,344	10,344	10,344	10,344	10,344	10,344	10,344	10,344	10,344	10,344	10,344	10,344	10,344	9,753
Average Annual Return, Percent						6.06%			2.39%
US Treasury 10 Year Note ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 10 Year Note ETF Market
Account Value	9,708	9,708	9,708	9,708	9,708	$ 9,708	9,708	9,708	$ 9,708	9,708	9,708	$ 9,708	9,708	9,708	9,708	9,708	9,708	9,708	9,708	9,708	9,708	9,708	9,708	9,708	9,708	9,708	9,708	9,708	9,235	9,669
Average Annual Return, Percent						5.12%						(1.43%)
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE US Treasury Core Bond Index
Account Value	10,170	10,170	10,170	10,170	10,170	$ 10,170	10,170	10,170	10,170	10,170	10,170	$ 10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	10,170	9,593	9,813
Average Annual Return, Percent						6.01%						0.82%
ICE BofA Current 10-Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA Current 10-Year US Treasury Total Return Index
Account Value	9,731	9,731	9,731	9,731	9,731	$ 9,731	9,731	9,731	9,731	9,731	9,731	$ 9,731	9,731	9,731	9,731	9,731	9,731	9,731	9,731	9,731	9,731	9,731	9,731	9,731	9,731	9,731	9,731	9,731	9,244	9,701
Average Annual Return, Percent						5.26%						(1.31%)
US Treasury 20 Year Bond ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 20 Year Bond ETF Market
Account Value	9,913	9,913	9,913	9,913	9,913	$ 9,913	9,913	9,913	$ 9,913	9,913	9,913	$ 9,913	9,913	9,913	9,913	9,913	9,913	9,913	9,913	9,913	9,913	9,913	9,913	9,913	9,913	9,913	9,913	9,913	9,496
Average Annual Return, Percent						4.39%			(0.61%)
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE US Treasury Core Bond Index
Account Value	10,406	10,406	10,406	10,406	10,406	$ 10,406	10,406	10,406	$ 10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	9,816
Average Annual Return, Percent						6.01%			2.82%
ICE BofA Current 20-Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA Current 20-Year US Treasury Total Return Index
Account Value	9,921	9,921	9,921	9,921	9,921	$ 9,921	9,921	9,921	$ 9,921	9,921	9,921	9,921	9,921	9,921	9,921	9,921	9,921	9,921	9,921	9,921	9,921	9,921	9,921	9,921	9,921	9,921	9,921	9,921	9,491
Average Annual Return, Percent						4.53%			(0.55%)
US Treasury 30 Year Bond ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						US Treasury 30 Year Bond ETF Market
Account Value	9,727	9,727	9,727	9,727	9,727	$ 9,727	9,727	9,727	$ 9,727	9,727	9,727	9,727	9,727	9,727	9,727	9,727	9,727	9,727	9,727	9,727	9,727	9,727	9,727	9,727	9,727	9,727	9,727	9,727	9,388
Average Annual Return, Percent						3.61%			(1.92%)
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE US Treasury Core Bond Index
Account Value	10,406	10,406	10,406	10,406	10,406	$ 10,406	10,406	10,406	$ 10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	10,406	9,816
Average Annual Return, Percent						6.01%			2.82%
ICE BofA Current 30-Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA Current 30-Year US Treasury Total Return Index
Account Value	9,720	9,720	9,720	9,720	9,720	$ 9,720	9,720	9,720	$ 9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,720	9,388
Average Annual Return, Percent						3.53%			(1.97%)
F/m 2-Year Investment Grade Corporate Bond ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						F/m 2-Year Investment Grade Corporate Bond ETF Market
Account Value	10,409	10,409	10,409	$ 10,409	10,409	$ 10,409	10,409	10,409	$ 10,409	10,409	10,409	10,409	10,409	10,409	10,409	10,409	10,409	10,409	10,409	10,409	10,409	10,409	10,409	10,409	10,409	10,409	10,409	10,409
Average Annual Return, Percent				4.09%
ICE BofA US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA US Corporate Index
Account Value	10,476	10,476	10,476	$ 10,476	10,476	$ 10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476
Average Annual Return, Percent				4.76%
ICE 2-Year US Target Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE 2-Year US Target Maturity Corporate Index
Account Value	10,422	10,422	10,422	$ 10,422	10,422	$ 10,422	10,422	10,422	10,422	10,422	10,422	10,422	10,422	10,422	10,422	10,422	10,422	10,422	10,422	10,422	10,422	10,422	10,422	10,422	10,422	10,422	10,422	10,422
Average Annual Return, Percent				4.22%
F/m 3-Year Investment Grade Corporate Bond ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						F/m 3-Year Investment Grade Corporate Bond ETF Market
Account Value	10,455	10,455	10,455	$ 10,455	10,455	$ 10,455	10,455	10,455	10,455	10,455	10,455	10,455	10,455	10,455	10,455	10,455	10,455	10,455	10,455	10,455	10,455	10,455	10,455	10,455	10,455	10,455	10,455	10,455
Average Annual Return, Percent				4.55%
ICE BofA US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA US Corporate Index
Account Value	10,476	10,476	10,476	$ 10,476	10,476	$ 10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476
Average Annual Return, Percent				4.76%
ICE 3-Year US Target Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE 3-Year US Target Maturity Corporate Index
Account Value	10,458	10,458	10,458	$ 10,458	10,458	$ 10,458	10,458	10,458	10,458	10,458	10,458	10,458	10,458	10,458	10,458	10,458	10,458	10,458	10,458	10,458	10,458	10,458	10,458	10,458	10,458	10,458	10,458	10,458
Average Annual Return, Percent				4.58%
F/m 10-Year Investment Grade Corporate Bond ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						F/m 10-Year Investment Grade Corporate Bond ETF Market
Account Value	10,568	10,568	10,568	$ 10,568	10,568	$ 10,568	10,568	10,568	10,568	10,568	10,568	10,568	10,568	10,568	10,568	10,568	10,568	10,568	10,568	10,568	10,568	10,568	10,568	10,568	10,568	10,568	10,568	10,568
Average Annual Return, Percent				5.68%
ICE BofA US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA US Corporate Index
Account Value	10,476	10,476	10,476	$ 10,476	10,476	$ 10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476	10,476
Average Annual Return, Percent						4.76%
ICE 10-Year US Target Maturity Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE 10-Year US Target Maturity Corporate Index
Account Value	10,553	10,553	10,553	10,553	10,553	$ 10,553	10,553	10,553	10,553	10,553	10,553	10,553	10,553	10,553	10,553	10,553	10,553	10,553	10,553	10,553	10,553	10,553	10,553	10,553	10,553	10,553	10,553	10,553
Average Annual Return, Percent						5.53%
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	11,765	11,765	11,765	11,765	11,765	$ 11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	$ 11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
Average Annual Return, Percent						7.30%											(0.04%)											1.64%
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	11,765	11,765	11,765	11,765	11,765	$ 11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	$ 11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	11,765	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
Average Annual Return, Percent						7.30%											(0.04%)											1.64%
ICE BofA 1-3 Year US Corporate & Government Total Retun Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year US Corporate & Government Total Retun Index
Account Value	11,679	11,679	11,679	11,679	11,679	$ 11,679	11,679	11,679	11,679	11,679	11,679	11,679	11,679	11,679	11,679	11,679	$ 11,679	11,679	11,679	11,679	11,679	11,679	11,679	11,679	11,679	11,679	11,679	$ 11,679	10,989	10,816	11,272	11,220	10,824	10,344	10,321	10,231	10,080	10,000
Average Annual Return, Percent						6.28%											1.53%											1.56%
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	11,500	11,500	11,500	11,500	11,500	$ 11,500	11,500	11,500	11,500	11,500	11,500	11,500	11,500	11,500	11,500	11,500	$ 11,500	11,500	11,500	11,500	11,500	11,500	11,500	11,500	$ 11,500	11,500	11,500	$ 11,500	10,718	10,847	12,259	12,270	11,524	10,460	10,570	10,519
Average Annual Return, Percent						7.30%											(0.04%)								1.58%
ICE BofA 1-5 Year US Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-5 Year US Cash Pay High Yield Constrained Index
Account Value	16,464	16,464	16,464	16,464	16,464	$ 16,464	16,464	16,464	16,464	16,464	16,464	16,464	16,464	16,464	16,464	16,464	$ 16,464	16,464	16,464	16,464	16,464	16,464	16,464	16,464	$ 16,464	16,464	16,464	16,464	14,799	13,755	14,567	13,146	13,089	12,566	12,016	11,015
Average Annual Return, Percent						11.25%											4.70%								5.75%
F/m Opportunistic Income ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						F/m Opportunistic Income ETF Market
Account Value	11,115	11,115	11,115	11,115	$ 11,115	$ 11,115	11,115	11,115	11,115	11,115	11,115	11,115	11,115	11,115	11,115	11,115	$ 11,115	11,115	11,115	11,115	11,115	11,115	11,115	11,115	$ 11,115	11,115	11,115	11,115
Average Annual Return, Percent					11.15%
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	10,837	10,837	10,837	10,837	$ 10,837	$ 10,837	10,837	10,837	10,837	10,837	10,837	10,837	10,837	10,837	10,837	10,837	10,837	10,837	10,837	10,837	10,837	10,837	10,837	10,837	10,837	10,837	10,837	10,837
Average Annual Return, Percent					8.37%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	3,388,219	3,388,219	3,388,219	3,388,219	$ 3,388,219	$ 3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	$ 3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	3,388,219	$ 3,388,219	2,665,049	2,298,555	2,589,268	1,974,044	1,618,908	1,572,953	1,314,502	$ 1,130,909	$ 1,004,779	$ 1,000,000
Average Annual Return, Percent						27.14%											15.92%											12.98%
Bloomberg U.S. Universal Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Total Return Index
Account Value	9,591	9,591	9,591	9,591	9,591	$ 9,591	9,591	9,591	9,591	9,591	9,591	9,591	9,591	$ 9,591	9,591	9,591	$ 9,591	9,591	9,591	9,591	9,591	9,591	9,591	9,591	9,591	9,591	9,591	$ 9,591	8,887	8,922
Average Annual Return, Percent						7.92%								(1.55%)
Markit CDX.NA.HY 5Y Long Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Markit CDX.NA.HY 5Y Long Total Return Index
Account Value	12,345	12,345	12,345	12,345	12,345	$ 12,345	12,345	12,345	12,345	12,345	12,345	12,345	12,345	$ 12,345	12,345	12,345	12,345	12,345	12,345	12,345	12,345	12,345	12,345	12,345	12,345	12,345	12,345	12,345	10,773	9,370
Average Annual Return, Percent						14.59%								8.21%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	300,488	300,488	300,488	300,488	300,488	$ 300,488	300,488	300,488	300,488	300,488	300,488	300,488	300,488	$ 300,488	300,488	300,488	$ 300,488	300,488	300,488	300,488	300,488	$ 300,488	300,488	300,488	300,488	300,488	300,488	300,488	236,353	203,850	229,632	175,070	143,574	139,499	116,578
Average Annual Return, Percent						27.14%											15.92%					14.92%
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Account Value	30,049	30,049	30,049	30,049	30,049	$ 30,049	30,049	30,049	30,049	30,049	30,049	30,049	30,049	30,049	30,049	30,049	$ 30,049	30,049	30,049	30,049	30,049	$ 30,049	30,049	30,049	30,049	30,049	30,049	30,049	23,635	20,385	22,963	17,507	14,357	13,950	11,658
Average Annual Return, Percent						27.14%											15.92%					14.92%
Russell 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000 Growth Total Return Index
Account Value	383,306	383,306	383,306	383,306	383,306	$ 383,306	383,306	383,306	383,306	383,306	383,306	383,306	383,306	383,306	383,306	383,306	$ 383,306	383,306	383,306	383,306	383,306	$ 383,306	383,306	383,306	383,306	383,306	383,306	383,306	293,153	240,415	297,015	231,095	160,104	153,542	120,684
Average Annual Return, Percent						30.75%											19.08%					18.52%
Russell 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000 Growth Total Return Index
Account Value	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 38,331	$ 29,315	$ 24,042	$ 29,702	$ 23,109	$ 16,010	$ 15,354	$ 12,068
Average Annual Return, Percent						30.75%											19.08%					18.52%